Utility Plant In Service	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Utility Plant In Service
UTILITY PLANT IN SERVICE

The original cost of utility plant in service segregated by functional classifications follows:

	As of December 31,
	2015	2014
	(In Thousands)
Production	$3,111,674	$2,862,579
Transmission	293,767	268,594
Distribution	1,371,029	1,323,190
General plant	216,124	203,660
Total utility plant in service	$4,992,594	$4,658,023

Substantially all of IPL’s property is subject to a $1,283.5 million direct first mortgage lien, as of December 31, 2015, securing IPL’s first mortgage bonds. Property under capital leases as of December 31, 2015 and 2014 was insignificant. Total non-contractually or legally required removal costs of utility plant in service at December 31, 2015 and 2014 were $673.8 million and $636.8 million, respectively; and total contractually or legally required removal costs of utility plant in service at December 31, 2015 and 2014 were $59.0 million and $59.1 million, respectively. Please see “– ARO” below for further information.

IPL anticipates material additional costs to comply with various pending and final federal legislation and regulations and it is IPL’s intent to seek recovery of any additional costs. The majority of the expenditures for construction projects designed to reduce SO2 and mercury emissions are recoverable from jurisdictional retail customers as part of IPL’s CCT projects; however, since jurisdictional retail rates are subject to regulatory approval, there can be no assurance that all costs will be recovered in rates.

ARO

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

IPL’s ARO relates primarily to environmental issues involving asbestos, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a reconciliation of the ARO legal liability year end balances:

	2015	2014
	(In Millions)
Balance as of January 1	$59.1	$41.4
Liabilities incurred	0.6	—
Liabilities settled	(2.5)	—
Revisions in estimated cash flows	(1.3)	15.4
Accretion expense	3.1	2.3
Balance as of December 31	$59.0	$59.1

As of December 31, 2015 and 2014, IPL did not have any assets that are legally restricted for settling its ARO liability.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Utility Plant In Service
. UTILITY PLANT IN SERVICE

The original cost of utility plant in service segregated by functional classifications follows:

	As of December 31,
	2015	2014
	(In Thousands)
Production	$3,111,674	$2,862,579
Transmission	293,767	268,594
Distribution	1,371,029	1,323,190
General plant	216,124	203,660
Total utility plant in service	$4,992,594	$4,658,023

Substantially all of IPL’s property is subject to a $1,283.5 million direct first mortgage lien, as of December 31, 2015, securing IPL’s first mortgage bonds. Property under capital leases as of December 31, 2015 and 2014 was insignificant. Total non-contractually or legally required removal costs of utility plant in service at December 31, 2015 and 2014 were $673.8 million and $636.8 million, respectively; and total contractually or legally required removal costs of utility plant in service at December 31, 2015 and 2014 were $59.0 million and $59.1 million, respectively. Please see “– ARO” below for further information.

IPL anticipates material additional costs to comply with various pending and final federal legislation and regulations and it is IPL’s intent to seek recovery of any additional costs. The majority of the expenditures for construction projects designed to reduce SO2 and mercury emissions are recoverable from jurisdictional retail customers as part of IPL’s CCT projects; however, since jurisdictional retail rates are subject to regulatory approval, there can be no assurance that all costs will be recovered in rates.

ARO

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

IPL’s ARO relates primarily to environmental issues involving asbestos, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a reconciliation of the ARO legal liability year end balances:

	2015	2014
	(In Millions)
Balance as of January 1	$59.1	$41.4
Liabilities incurred	0.6	—
Liabilities settled	(2.5)	—
Revisions in estimated cash flows	(1.3)	15.4
Accretion expense	3.1	2.3
Balance as of December 31	$59.0	$59.1

As of December 31, 2015 and 2014, IPL did not have any assets that are legally restricted for settling its ARO liability.